Income Taxes - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025
Income Taxes
Percentage of corporate tax			22.00%
Tonnage tax included in operating expenses	$ 64,150,000	$ 63,501,000	$ 130,359,000	$ 120,327,000
Income tax rate, deferred tax liabilities					22.00%	22.00%
Deferred tax assets	2,300,000		2,300,000			$ 2,700,000
Deferred tax liabilities	100,000		100,000			100,000
Deferred Tax Assets Not recognized	$ 2,200,000		$ 2,200,000			$ 2,600,000
Norwegian Ordinary Tax Regime
Income Taxes
Percentage of corporate tax					22.00%	22.00%